Additional information - Financial Statement Schedule I	12 Months Ended
Mar. 31, 2021
Additional information [abstract]
Additional information - Financial Statement Schedule I	Additional information—Financial Statement Schedule I
Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Global Blue Group Holding AG’s (“the Parent Company”) consolidated subsidiaries as of March 31, 2021 exceeded the 25% threshold.
Certain jurisdictions in which group entities are located apply regulations which restrict the ability of subsidiaries to transfer funds to the Parent Company through intercompany loans, advances or cash dividends. SFA covenants and security (see Note 26) do not restrict subsidiaries from transferring funds to the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.
The financial information of the parent entity has been restated. Refer to Note 3 for discussion.
As of March 31, 2021 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
During the year ended March 31, 2021, no cash dividends were either declared nor paid by the Company.
The Parent Company was established on December 10, 2019. From this incorporation date through to August 28, 2020, the date of the capital reorganization, the Company had no material assets and did not operate any businesses. Therefore, the current note has been prepared for the financial year ended March 31, 2021 only, and no comparative figures have been presented for the financial year ended March 31, 2020 and 2019.
Condensed income statement of the Parent Company

(EUR thousand)	For the financial year ended March 31
2021 Restated
Operating expenses	(155,501)
Dividend income	68,431
Net finance costs	50
Loss before tax	(87,020)
Income tax expense	(446)
Loss for the year	(87,466)

There were no items of other comprehensive loss or income in the year ended March 31, 2021 and therefore no statement of comprehensive income has been presented.
Condensed statement of financial position of the Parent Company

(EUR thousand)	As of March 31
2021 Restated
ASSETS
Investments in subsidiaries	1,418,280
Loans to group companies	59,289
Non-current assets	1,477,569
Current assets	310
Total assets	1,477,879
EQUITY AND LIABILITIES
Share capital	1,678,506
Other reserves	(152,128)
Accumulated losses	(88,780)
Total equity	1,437,598
Liabilities
Non-current liabilities	—
Current liabilities	40,281
Total liabilities	40,281
Total equity and liabilities	1,477,879

Condensed statement of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
2021 Restated
Loss before income tax	(87,020)
Capital reorganization non-cash items	125,620
Movement in loans with group companies	(59,529)
Other non-cash items	12,096
Changes in working capital	8,833
Net cash from operating activities	—
Proceeds from issuance of share capital	222
Proceeds from treasury shares	65
Net cash from financing activities	287
Net increase in cash and cash equivalents	287
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	287

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
2021 Restated
IFRS loss reconciliation:
Parent only– IFRS loss for the year	(87,466)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(345,506)
Consolidated IFRS loss for the year	(432,972)
IFRS equity reconciliation:
Parent only– IFRS equity	1,437,598
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,544,967)
Consolidated– IFRS equity	(107,369)